Borrowings - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Interest expense	$ 452.8	$ 513.9
Interest expense on lease liabilities	46.9	57.9
Holding company and insurance and reinsurance companies
Borrowings
Interest expense on borrowings	316.1	356.8
Non-insurance companies
Borrowings
Interest expense	122.8	140.3
Interest expense on borrowings	89.8	99.2
Loss on redemption as interest expense		45.7
Interest expense on lease liabilities	$ 46.9	$ 57.9